UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant's telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

 Attached hereto.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

February 29, 2008 (Unaudited)

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION — 82.8%
Federal National Mortgage Association,
5.50%, 3/15/2038 (a)
(Cost $2,973,984,375)	$3,000,000,000	$3,016,875,000

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.2%
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A4
5.74%, 5/10/45	13,500,000	13,248,662
Series 2006-2, Class AM
5.78%, 5/10/45	2,710,000	2,457,990
Series 2006-3, Class A4
5.89%, 7/10/44	19,675,000	19,372,633
Series 2006-3, Class AM
5.81%, 7/10/44	2,495,000	2,271,997
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.69%, 6/11/50	10,000,000	9,517,901
Series 2007-PW18, Class A4
5.70%, 10/11/17	7,500,000	7,128,938
Series 2007-T26, Class A4
5.47%, 1/12/45	14,350,000	13,528,764
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.37%, 12/11/49	6,770,500	5,762,016
CW Capital Cobalt Ltd.,
Series 2007-C2, Class A3
5.48%, 4/15/47	15,637,500	14,701,208
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.82%, 7/10/17	20,555,000	19,881,363
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A4
5.70%, 7/15/17	12,782,500	12,169,049
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.48%, 12/12/44	12,500,000	12,012,034
Series 2006-CB14, Class AJ
5.49%, 12/12/44	10,000,000	8,037,763
Series 2006-CB17, Class A4
5.43%, 12/12/43	31,177,500	29,604,343
Series 2006-CB17, Class AJ
5.49%, 12/12/43	10,000,000	7,800,272
Series 2007-C1, Class A4
5.72%, 11/15/17	50,000,000	47,343,835
Series 2007-CB18, Class A4
5.44%, 6/12/47	15,000,000	14,106,815
Series 2007-LDPX, Class AM
5.46%, 1/15/49	16,582,500	14,153,328
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.42%, 2/15/40	25,000,000	23,508,865
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class A4
5.41%, 7/12/46	7,450,000	7,091,113
Series 2006-3, Class AM
5.46%, 7/12/46	10,000,000	8,732,046
Series 2007-6, Class A4
5.49%, 3/12/51	33,860,000	31,865,270
Series 2007-8, Class A3
5.96%, 7/12/17	15,000,000	14,643,879

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I,
Series 2006-T21, Class AJ
5.27%, 10/12/52	$4,975,000	$3,925,181
Series 2007-HQ11, Class A4
5.45%, 2/12/44	10,000,000	9,390,350
Series 2007-IQ14, Class A4
5.69%, 4/15/49	10,125,000	9,650,997
Series 2007-IQ16, Class AM
6.11%, 11/12/17	12,750,000	11,347,750
Total Commercial Mortgage-Backed Securities (Cost $370,145,145)		373,254,362

CORPORATE BONDS — 2.1%
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Citigroup, Inc.
6.88%, 3/05/38	50,000,000	49,654,600

METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.
8.39%, 4/01/15	25,000,000	24,031,250
Total Corporate Bonds (Cost $73,619,630)		73,685,850

TERM LOANS (UNFUNDED) — 2.0%
AUTOMOBILES — 0.2%
Oshkosh Truck Corp.	6,500,000	6,086,301

CHEMICALS — 0.3%
ISP Chemco, Inc.	2,500,000	2,260,938
Rockwood Specialties Group, Inc.	10,000,000	9,420,830
		11,681,768
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Allied Waste North America, Inc.	2,500,000	2,340,885
Aramark Corp.	2,000,000	1,850,682
Cenveo Corp.	5,000,000	4,425,000
Hertz Corp.	9,000,000	8,322,750
United Rentals, Inc.	2,000,000	1,896,666
		18,835,983
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Tean Finance LLC	5,000,000	4,412,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.	5,000,000	4,592,045

MULTILINE RETAIL — 0.3%
Neiman-Marcus Group, Inc.	11,000,000	10,153,396

PAPER & FOREST PRODUCTS — 0.5%
Georgia-Pacific Corp.	13,000,000	11,962,171
Georgia-Pacific Corp.	5,000,000	4,600,835
		16,563,006

Total Term Loans (Unfunded) (Cost $72,276,250)		72,324,999

SHORT-TERM INVESTMENTS — 93.2%
COMMERCIAL PAPER — 63.9%
Alpine Securitization Corp.
3.20%, 3/12/08	35,000,000	34,958,350
3.25%, 3/12/08	65,000,000	64,922,650

Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (Continued)
COMMERCIAL PAPER (Continued)
Apreco, LLC
3.25%, 3/12/08	$25,000,000	$24,970,250
Atlantic Asset Securitization Corp.
3.25%, 3/12/08	35,000,000	34,958,350
3.30%, 3/12/08	50,000,000	49,940,500
Cafco Corp.
3.25%, 3/12/08	75,000,000	74,910,750
Chariot Funding LLC
3.30%, 3/07/08	95,000,000	94,933,500
3.30%, 3/12/08	12,000,000	11,985,600
Charta LLC
3.25%, 3/12/08	100,000,000	99,880,000
Ciesco LLC
3.25%, 3/12/08	100,000,000	99,881,000
Clipper Receivables Corp.
3.32%, 3/12/08	35,000,000	34,958,350
3.35%, 3/12/08	60,000,000	59,928,600
3.40%, 3/12/08	10,000,000	9,988,100
Ebbets PLC & Ebbts LLC
3.45%, 3/12/08	35,000,000	34,957,650
3.50%, 3/12/08	60,000,000	59,927,400
Eureka Securitization, Inc.
3.19%, 3/12/08	35,000,000	34,958,350
Falcon Asset Securitization Corp.
3.30%, 3/10/08	33,611,000	33,577,389
3.30%, 3/12/08	75,072,000	74,981,914
Galleon Capital Corp.
3.35%, 3/12/08	35,000,000	34,958,349
3.38%, 3/12/08	60,000,000	59,928,599
3.43%, 3/12/08	10,000,000	9,988,100
Gemini Securities Corp. LLC
3.30%, 3/12/08	100,140,000	100,020,833
Jupiter Securities Corp. LLC
3.30%, 3/12/08	100,612,000	100,491,266
Lehman Brothers Holdings, Inc.
3.12%, 3/12/08	100,000,000	99,897,000
Liberty State Funding Corp.
3.33%, 3/10/08	4,200,000	4,195,800
3.28%, 3/12/08	35,000,000	34,958,000
3.32%, 3/12/08	60,000,000	59,928,000
3.35%, 3/12/08	4,000,000	3,995,200
Merrill Lynch & Co., Inc.
3.13%, 3/12/08	35,000,000	34,963,950
Old Line Funding, LLC
3.25%, 3/03/08	57,000,000	56,982,900
3.25%, 3/12/08	35,000,000	34,958,350
3.27%, 3/12/08	8,000,000	7,990,480
Palisades Co.
3.55%, 3/10/08	12,289,000	12,276,711

Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (Continued)
COMMERCIAL PAPER (Continued)
Park Avenue Receivables Corp.
3.25%, 3/12/08	$35,000,000	$34,958,000
3.30%, 3/12/08	65,000,000	64,922,000
Ranger Funding Co., LLC
3.25%, 3/12/08	95,000,000	94,886,950
Sheffield Receivables Corp.
3.25%, 3/12/08	34,200,000	34,159,302
3.32%, 3/12/08	60,800,000	60,727,648
State Street Corp.
3.03%, 3/12/08	100,000,000	99,898,000
Thames Asset Global Securitization, Inc.
3.35%, 3/03/08	55,114,000	55,097,466
3.25%, 3/10/08	12,353,000	12,340,647
Thunder Bay Funding, Inc.
3.25%, 3/12/08	43,616,000	43,563,661
3.28%, 3/12/08	51,360,000	51,298,368
Tulip Funding Corp.
3.30%, 3/10/08	79,189,000	79,110,603
3.33%, 3/10/08	5,735,000	5,729,322
Windmill Funding Corp.
3.35%, 3/12/08	100,000,000	99,881,000
Total Commercial Paper (Cost $2,327,096,494)		2,326,725,208

REPURCHASE AGREEMENTS — 27.4%
Repurchase Agreement with Citigroup — 13.7%
3.18%, dated 2/29/08, due 3/03/08, repurchase price $500,132,500 (Collateralized by various FNMAs, 4.24%-6.53%, 6/01/18-10/01/37; various FMACs, 4.11%-6.00%, 10/01/18-2/01/38, aggregate market value plus accrued interest $510,000,001)	500,000,000	500,000,000

Repurchase Agreement with Barclay’s Capital, Inc. — 13.7%
3.18%, dated 2/29/08, due 3/03/08, repurchase price $500,132,500 (Collateralized by various FNMAs, 5.14%-7.00%, 12/01/33-2/01/38; various FMACs, 5.20%-6.00%, 4/01/35-9/01/37, aggregate market value plus accrued interest $510,000,001)	500,000,000	500,000,000

Total Repurchase Agreements (Cost $1,000,000,000)		1,000,000,000

MONEY MARKET FUND — 1.9%
Dreyfus Cash Management Fund- 3.59% (b) (Cost $69,557,442)	69,557,442	69,557,442

Total Short-Term Investments (Cost $3,396,653,936)		3,396,282,650

Total Investments — 190.3% (Cost $6,886,679,336) (c)		6,932,422,861
Liabilities in excess of other assets — (90.3%)		(3,289,711,490)
Total Net Assets — 100.0%		$3,642,711,371

(a) Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(b) Represents annualized 7-day yield at February 29, 2008.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized appreciation was $45,743,525, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $46,816,839 and aggregate gross unrealized depreciation of $1,073,314.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Fair value measurements using quoted prices in active markets for identical assets:	$69,557,442
Level 2 - Significant other observable inputs	6,862,865,419
Level 3 - Significant unobservable inputs:	0
Total	$6,932,422,861

Item 2.         Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Joseph R. York

Chief Executive Officer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Joseph R. York

Chief Executive Officer

Date:	April 29, 2008

By:	/s/ Simon D. Collier

Simon D. Collier

Principal Financial Officer

Date:	April 29, 2008